Provision for Income Tax (Details) - Schedule of effective income tax rate reconciliation to federal statutory tax rate - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Effective Income Tax Rate Reconciliation To Federal Statutory Tax Rate Abstract
Income (loss) before income taxes (all domestic)	$ 32,753	$ (7,930)	$ (419)	$ (10,429)	$ (30,921)	$ (2,236)
U.S. federal statutory tax rate			21.00%		21.00%	21.00%
Income taxes computed at federal statutory rate					$ (6,493)	$ (470)
State and local taxes					(183)	4
Income taxes computed at the federal statutory rate on net income (loss) from pass-through entities not attributable to Class A Common Stock					4,657	648
Change in valuation allowance					1,832	(80)
PPP loan forgiveness – nontaxable						(102)
Other					187
Income tax expense